Property and equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property and equipment
Schedule of property and equipment

	2016	2015
Land	$5,277	$5,277
Buildings	3,554	3,554
Motor vehicles, furniture and fixtures	17,310	12,306
Assets under capital lease	887	115
Leasehold improvements	11,074	7,672
Software	12,985	9,766
Computers and office equipment	41,799	29,620

Total cost	92,886	68,310
Accumulated depreciation	(48,083)	(33,932)

	44,803	34,378
Assets under construction	1,269	349

Property and equipment, net	$46,072	$34,727